INVENTORIES - Disclosure of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Ore stockpiles	$ 21,946	$ 6,657
Copper contained in concentrate	7,948	9,055
Molybdenum concentrate	398	230
Materials and supplies	28,549	27,678
Inventories	$ 58,841	$ 43,620